Risk management - Sensitivity analysis (Details)	Dec. 31, 2020	Dec. 31, 2019
Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.68	4.28
Netherlands [member] | Un-weigthed ECL [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.83	3.7
Netherlands [member] | Un-weigthed ECL [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.41	4.16
Netherlands [member] | Un-weigthed ECL [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.36	5.2
Netherlands [member] | Probability-Weighing [Member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
Netherlands [member] | Probability-Weighing [Member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6	0.6
Netherlands [member] | Probability-Weighing [Member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
Netherlands [member] | 2021 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053	2.3
Netherlands [member] | 2021 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.051	2.8
Netherlands [member] | 2021 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.081	14.1
Netherlands [member] | 2021 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028	1.4
Netherlands [member] | 2021 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.058	3.6
Netherlands [member] | 2021 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.019)	3.3
Netherlands [member] | 2021 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.049)	(0.7)
Netherlands [member] | 2021 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.077	5
Netherlands [member] | 2021 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.123)	(7.5)
Netherlands [member] | 2022 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033	3.5
Netherlands [member] | 2022 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039	2.4
Netherlands [member] | 2022 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.063	11.3
Netherlands [member] | 2022 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029	1.5
Netherlands [member] | 2022 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.052	3.9
Netherlands [member] | 2022 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.016)	2.9
Netherlands [member] | 2022 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.048	(0.9)
Netherlands [member] | 2022 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.078	6.3
Netherlands [member] | 2022 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.11)	(7)
Netherlands [member] | 2023 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028	3.2
Netherlands [member] | 2023 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03	2.3
Netherlands [member] | 2023 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.047	2.9
Netherlands [member] | 2023 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019	1.6
Netherlands [member] | 2023 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.047	4.2
Netherlands [member] | 2023 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.045	2.8
Netherlands [member] | 2023 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.014	0.5
Netherlands [member] | 2023 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.079	7.1
Netherlands [member] | 2023 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043	2.7
Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.58	5.02
Germany [member] | Un-weigthed ECL [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.04	4.58
Germany [member] | Un-weigthed ECL [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.41	4.95
Germany [member] | Un-weigthed ECL [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.62	5.67
Germany [member] | Probability-Weighing [Member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
Germany [member] | Probability-Weighing [Member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6	0.6
Germany [member] | Probability-Weighing [Member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
Germany [member] | 2021 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.076	2.6
Germany [member] | 2021 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03	2.4
Germany [member] | 2021 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035	9.7
Germany [member] | 2021 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039	0.8
Germany [member] | 2021 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041	3.2
Germany [member] | 2021 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.004	6.1
Germany [member] | 2021 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.024)	(1.2)
Germany [member] | 2021 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.056	4.3
Germany [member] | 2021 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.035)	2.5
Germany [member] | 2022 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033	2.8
Germany [member] | 2022 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.022	1.7
Germany [member] | 2022 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.083	7
Germany [member] | 2022 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034	1.1
Germany [member] | 2022 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035	3.2
Germany [member] | 2022 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.048	3.5
Germany [member] | 2022 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035	(1.7)
Germany [member] | 2022 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053	4.8
Germany [member] | 2022 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.008	(0.3)
Germany [member] | 2023 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015	1.8
Germany [member] | 2023 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018	1.4
Germany [member] | 2023 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.066	6.4
Germany [member] | 2023 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016	1.3
Germany [member] | 2023 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035	3.3
Germany [member] | 2023 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.031	2.9
Germany [member] | 2023 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.013	0.5
Germany [member] | 2023 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.056	5.2
Germany [member] | 2023 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.009)	(1.1)
Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.59	3.57
Belgium [member] | Un-weigthed ECL [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.94	3.23
Belgium [member] | Un-weigthed ECL [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.4	3.5
Belgium [member] | Un-weigthed ECL [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.81	4.11
Belgium [member] | Probability-Weighing [Member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
Belgium [member] | Probability-Weighing [Member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6	0.6
Belgium [member] | Probability-Weighing [Member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
Belgium [member] | 2021 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.069	2.3
Belgium [member] | 2021 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.073	5.5
Belgium [member] | 2021 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.002)	5.1
Belgium [member] | 2021 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.045	1.1
Belgium [member] | 2021 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.075	5.8
Belgium [member] | 2021 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.017)	3.5
Belgium [member] | 2021 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.004)	(0.4)
Belgium [member] | 2021 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.094	7.5
Belgium [member] | 2021 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.036)	1.5
Belgium [member] | 2022 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033	2.6
Belgium [member] | 2022 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.062	5.4
Belgium [member] | 2022 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.042	4.2
Belgium [member] | 2022 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033	1.2
Belgium [member] | 2022 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.063	5.9
Belgium [member] | 2022 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035	3.4
Belgium [member] | 2022 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.04	(0.2)
Belgium [member] | 2022 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.091	8.4
Belgium [member] | 2022 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.025	2.6
Belgium [member] | 2023 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024	2
Belgium [member] | 2023 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.058	5.3
Belgium [member] | 2023 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.048	4.3
Belgium [member] | 2023 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023	1.3
Belgium [member] | 2023 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.063	6.1
Belgium [member] | 2023 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.038	3.4
Belgium [member] | 2023 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.022	1
Belgium [member] | 2023 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.088	8.4
Belgium [member] | 2023 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029	2.4
USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.89	1.44
USA [member] | Un-weigthed ECL [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.93	0.74
USA [member] | Un-weigthed ECL [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.34	1.27
USA [member] | Un-weigthed ECL [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.48	2.67
USA [member] | Probability-Weighing [Member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
USA [member] | Probability-Weighing [Member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6	0.6
USA [member] | Probability-Weighing [Member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2	0.2
USA [member] | 2021 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.056	2.6
USA [member] | 2021 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.05	2.6
USA [member] | 2021 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.062	5
USA [member] | 2021 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.04	1.8
USA [member] | 2021 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.06	3.7
USA [member] | 2021 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043	2.6
USA [member] | 2021 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.063)	(0.6)
USA [member] | 2021 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.085	5.2
USA [member] | 2021 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.012	0.1
USA [member] | 2022 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041	4.1
USA [member] | 2022 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03	1.7
USA [member] | 2022 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.094	8
USA [member] | 2022 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032	1.8
USA [member] | 2022 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.047	3.7
USA [member] | 2022 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041	2.6
USA [member] | 2022 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.068	(0.5)
USA [member] | 2022 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.079	6.5
USA [member] | 2022 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.019)	(3.1)
USA [member] | 2023 [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.038	3.8
USA [member] | 2023 [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019	1.5
USA [member] | 2023 [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.093	8.1
USA [member] | 2023 [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.025	1.9
USA [member] | 2023 [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041	3.8
USA [member] | 2023 [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.04	2.8
USA [member] | 2023 [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019	0.3
USA [member] | 2023 [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.076	7.1
USA [member] | 2023 [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.023)	(3.4)